Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Dreyfus Treasury Securities Cash Management
Entity Central Index Key	0000843781
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000000255 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Institutional Shares
Trading Symbol	DIRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$18	0.18%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 18	[1]
Expense Ratio, Percent	0.18%	[1]
Net Assets	$ 66,595,000,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 106,977,715
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$66,595	68	$106,977,715

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)
C000000256 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Investor Shares
Trading Symbol	DVRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$43	0.42%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 43	[2]
Expense Ratio, Percent	0.42%	[2]
Net Assets	$ 66,595,000,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 106,977,715
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$66,595	68	$106,977,715

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)
C000000257 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Administrative Shares
Trading Symbol	DARXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$29	0.28%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 29	[3]
Expense Ratio, Percent	0.28%	[3]
Net Assets	$ 66,595,000,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 106,977,715
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$66,595	68	$106,977,715

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)
C000223306 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Wealth Shares
Trading Symbol	DTJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$45	0.44%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 45	[4]
Expense Ratio, Percent	0.44%	[4]
Net Assets	$ 66,595,000,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 106,977,715
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$66,595	68	$106,977,715

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)
C000000258 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Participant Shares
Trading Symbol	DPRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$58	0.57%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 58	[5]
Expense Ratio, Percent	0.57%	[5]
Net Assets	$ 66,595,000,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 106,977,715
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$66,595	68	$106,977,715

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)
C000223305 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Service Shares
Trading Symbol	DTHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$100	0.98%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 100	[6]
Expense Ratio, Percent	0.98%	[6]
Net Assets	$ 66,595,000,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 106,977,715
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$66,595	68	$106,977,715

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)
C000260907 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Treasury Securities Cash Management
Class Name	Token-Enabled Shares
Trading Symbol	TKNXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Treasury Securities Cash Management (the “Fund”) for the period of July 22, 2025, the commencement of the Fund’s Token-Enabled Shares, to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Token-Enabled Shares*	$11	0.21%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 11	[7]
Expense Ratio, Percent	0.21%	[7],[8]
Net Assets	$ 66,595,000,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 106,977,715
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$66,595	68	$106,977,715

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  On July 22, 2025, the Fund commenced offering Token-Enabled Shares.
This is a summary of certain changes to the Fund since February 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated May 30, 2025 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated May 30, 2025 at www.dreyfus.com/products/mm.html#overview or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	www.dreyfus.com/products/mm.html#overview

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[3]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[5]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[6]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[7]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[8]	Annualized.